Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Abstract]
Unrealized holding gains (losses) on securities arising, Pre-tax	$ 1,446	$ (2,606)
Less: Reclassification adjustment for gains on securities included in net income, Pre-tax	433	390
Net unrealized gains (losses) on securities arising during the period, Pre-tax	1,013	(2,996)
Unrealized holding gains (losses) on securities arising, Tax	537	(1,056)
Less: Reclassification adjustment for gains on securities included in net income, Tax	143	131
Net unrealized gains (losses) on securities arising during the period, Tax	394	(1,187)
Balance, beginning of period	(476)	1,333
Unrealized holding gains (losses) on securities arising during period	909	(1,550)
Less: Reclassification adjustment for gains on securities included in net income	290	259
Net unrealized gains (losses) on securities arising during the period, After-tax	619	(1,809)
Balance, end of period	$ 143	$ (476)